Fair Value of Financial Instruments and Risk Management - Derivative Contracts Under Master Netting Agreements and Collateral Positions (Details) - Energy Contracts - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Derivative assets
Gross Amount Recognized in Balance Sheet	$ 44	$ 30
Counterparty Netting of Energy Contracts	26	22
Cash Collateral Received/Posted	10	10
Net Amount	8	(2)
Derivative liabilities
Gross Amount Recognized in Balance Sheet	(106)	(151)
Counterparty Netting of Energy Contracts	(26)	(22)
Cash Collateral Received/Posted	(9)	(2)
Net Amount	$ (71)	$ (127)